MATERIALS AND SUPPLIES - Narratives (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current raw materials and current production supplies [abstract]
Cost of materials and supplies consumed, recognized as operating expenses	¥ 1,497,587,000	¥ 1,296,779,000
Provision for writing down materials and supplies to net realisable values	3,661,000	0
Additional provisions, materials and supplies	5,695,000	0
Amount of materials and supplies reversed as the recovery price increased	0	0
Materials and supplies write-offs arising from realization of losses in the disposal of assets	¥ 2,034,000	¥ 17,640,000